Fair Value Measurements - Changes in Level 3 Items Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Purchases (assets and liabilities, net)	$ 0	$ 0	$ 0
Issues (assets and liabilities, net)	0	0	0
Sales (assets and liabilities, net)	$ 0	$ 0	$ 0